Investment Objectives and Goals - TORTOISE GLOBAL WATER FUND	Jul. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE GLOBAL WATER FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Tortoise Global Water Fund, a series of Tortoise Capital Series Trust (the “Fund”), seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise Global Water Net Total Return IndexSM (the “Underlying Index” or the “Index”).